PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT, NET
5.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consist of the following:

	At December 31,
	2010	2011
	$	$

Buildings	13,114,990	23,904,165
Plant and machinery	109,859,842	127,386,626
Furniture, fixtures and equipment	7,567,318	9,931,517
Motor vehicles	1,046,898	1,268,321
	131,589,048	162,490,629
Less: Accumulated depreciation	(36,325,568)	(52,848,331)
	95,263,480	109,642,298
Construction in process	16,365,460	54,893,175
Property, plant and equipment, net	111,628,940	164,535,473

Depreciation expense was $9,984,187, $12,068,824 and $17,513,454 for the years ended December 31, 2009, 2010 and 2011, respectively.